PROPERTY, PLANT AND EQUIPMENT - Property Types (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 18,362
Property, plant and equipment, ending balance	18,549	$ 18,362
Property, plant and equipment subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,037
Property, plant and equipment, ending balance	1,031	1,037
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	20,993	16,738
Reclassification on adoption of IFRS 16 (Note 3)		(44)
Additions and transfers	1,101	1,675
Acquisition (Note 7)		2,619
Impairment (Note 13)	(357)
Change in decommissioning provision	(11)	82
Foreign exchange adjustments	(37)	(34)
Disposals and other	(45)	(43)
Property, plant and equipment, ending balance	21,644	20,993
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,631)	(2,312)
Reclassification on adoption of IFRS 16 (Note 3)		(26)
Depreciation	483	392
Disposals and other	19	47
Property, plant and equipment, ending balance	(3,095)	(2,631)
Land and Land Rights
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	424
Property, plant and equipment, ending balance	408	424
Land and Land Rights | Property, plant and equipment subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	9
Property, plant and equipment, ending balance	8	9
Land and Land Rights | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	440	340
Additions and transfers	8	32
Acquisition (Note 7)		70
Impairment (Note 13)	(17)
Change in decommissioning provision	0	0
Foreign exchange adjustments	(2)	(2)
Disposals and other	0	0
Property, plant and equipment, ending balance	429	440
Land and Land Rights | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(16)	(12)
Depreciation	5	4
Disposals and other	0	0
Property, plant and equipment, ending balance	(21)	(16)
Pipelines
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	7,425
Property, plant and equipment, ending balance	7,659	7,425
Pipelines | Property, plant and equipment subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	295
Property, plant and equipment, ending balance	301	295
Pipelines | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	8,790	7,174
Additions and transfers	454	215
Acquisition (Note 7)		1,434
Impairment (Note 13)	0
Change in decommissioning provision	(10)	(13)
Foreign exchange adjustments	(18)	(17)
Disposals and other	(10)	(3)
Property, plant and equipment, ending balance	9,206	8,790
Pipelines | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,365)	(1,223)
Depreciation	187	155
Disposals and other	5	13
Property, plant and equipment, ending balance	(1,547)	(1,365)
Facilities and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	7,366
Property, plant and equipment, ending balance	7,789	7,366
Facilities and Equipment | Property, plant and equipment subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	542
Property, plant and equipment, ending balance	537	542
Facilities and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	8,333	6,807
Additions and transfers	622	691
Acquisition (Note 7)		772
Impairment (Note 13)	0
Change in decommissioning provision	(17)	98
Foreign exchange adjustments	(9)	(4)
Disposals and other	(22)	(31)
Property, plant and equipment, ending balance	8,907	8,333
Facilities and Equipment | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(967)	(827)
Depreciation	156	174
Disposals and other	5	34
Property, plant and equipment, ending balance	(1,118)	(967)
Cavern Storage and Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,654
Property, plant and equipment, ending balance	1,584	1,654
Cavern Storage and Other | Property, plant and equipment subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	191
Property, plant and equipment, ending balance	185	191
Cavern Storage and Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,937	1,478
Reclassification on adoption of IFRS 16 (Note 3)		(44)
Additions and transfers	57	203
Acquisition (Note 7)		315
Impairment (Note 13)	0
Change in decommissioning provision	16	(3)
Foreign exchange adjustments	(1)	0
Disposals and other	(16)	(12)
Property, plant and equipment, ending balance	1,993	1,937
Cavern Storage and Other | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(283)	(250)
Reclassification on adoption of IFRS 16 (Note 3)		(26)
Depreciation	135	59
Disposals and other	9	0
Property, plant and equipment, ending balance	(409)	(283)
Assets Under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,493
Property, plant and equipment, ending balance	1,109	1,493
Assets Under Construction | Property, plant and equipment subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	0	0
Assets Under Construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,493	939
Additions and transfers	(40)	534
Acquisition (Note 7)		28
Impairment (Note 13)	(340)
Change in decommissioning provision	0	0
Foreign exchange adjustments	(7)	(11)
Disposals and other	3	3
Property, plant and equipment, ending balance	1,109	1,493
Assets Under Construction | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Disposals and other	0	0
Property, plant and equipment, ending balance	$ 0	$ 0